FVM - Valuation adjustments: Valuation adjustments on financial instruments (Detail) - USD ($) $ in Millions		3 Months Ended
		Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Valuation Adjustments On Financial Instruments [Line Items]
Credit valuation adjustments	[1]	$ (78)	$ (92)	$ (48)
Funding valuation adjustments	[2]	(141)	(378)	(93)
Debit valuation adjustments		1	2	1
Other valuation adjustments		(715)	(879)	(566)
of which: liquidity		(385)	(536)	(300)
of which: model uncertainty		(330)	(343)	(266)
Funding valuation adjustments on structured financing transactions		$ 44	$ 194	$ 43

[1]	Amounts do not include reserves against defaulted counterparties
[2]	Includes FVAs on structured financing transactions of USD 44 million as of 30 June 2020, USD 194 million as of 31 March 2020 and USD 43 million as of 31 December 2019.